Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Postal Zip Code	15219
Entity Address, State or Province	PA
Entity Address, City or Town	Pittsburgh,
Entity Address, Address Line One	601 Grant Street
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001330399
Amendment Flag	false
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh